VIA EDGAR

May 3, 2022

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Rydex Series Funds (File No. 033-59692)Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the Prospectuses and Statement of Additional Information, each dated May 1, 2022, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 218. Post-Effective Amendment No. 218 was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession No. 0001193125-22-132634) on April 29, 2022.

Please do not hesitate to contact me at 202.373.6101 with any questions.

Sincerely,

/s/ Laura E. Flores

Laura E. Flores

DB3/ 204267279.1